ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary CNY (¥)	Capital reserve CNY (¥)	PRC statutory reserves CNY (¥)	Retained Earnings CNY (¥)	Noncontrolling Interest CNY (¥)
Beginning Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2012	¥ 152,434		¥ 61,200	¥ 43,189	¥ 4,274	¥ 39,931	¥ 3,840
Net profit/loss | ZHEJIANG TIANLAN	5,298					7,626	(2,328)
Net profit/loss		$ 95				(18)	113
Dividend paid | ZHEJIANG TIANLAN	(6,120)					(6,120)
Appropriation of reserves | ZHEJIANG TIANLAN	0				1,243	(1,243)
Appropriation of reserves	0					(4)
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2013	151,612		61,200	43,189	5,517	40,194	1,512
Net profit/loss | ZHEJIANG TIANLAN	14,008					14,000	8
Net profit/loss		(292)				(123)	(169)
Dividend paid | ZHEJIANG TIANLAN	(9,180)					(9,180)
Appropriation of reserves | ZHEJIANG TIANLAN	0				1,304	(1,304)
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2014	156,440		61,200	43,189	6,821	43,710	1,520
Net profit/loss | ZHEJIANG TIANLAN	21,753					21,671	82
Net profit/loss		$ (1,007)				(616)	(391)
Dividend paid | ZHEJIANG TIANLAN	(9,180)					(9,180)
Appropriation of reserves | ZHEJIANG TIANLAN	0				2,273	(2,273)
Issue share capital by transfer from statutory reserves | ZHEJIANG TIANLAN	0		18,972	(18,972)
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2015	¥ 169,013		¥ 80,172	¥ 24,217	¥ 9,094	¥ 53,928	¥ 1,602